Other Financial Data (Other Items Reported In Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Other Financial Data [Abstract]
Research and development expense	$ 541	$ 576	$ 547
Depreciation expense	518	521	505
Rent expense	$ 411	$ 414	$ 395